Risk information - Gross exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2024	Dec. 31, 2023
Risk information
Gross exposure	kr 420.5	kr 413.2
Central governments
Risk information
Gross exposure	90.8	98.8
Regional governments
Risk information
Gross exposure	17.8	11.4
Multilateral development banks
Risk information
Gross exposure	6.3	4.1
Public sector entity
Risk information
Gross exposure	1.0
Financial institutions
Risk information
Gross exposure	51.1	34.3
Corporates
Risk information
Gross exposure	253.5	264.6
Equity exposures
Risk information
Gross exposure	0.0
Middle East/ Africa/Turkey
Risk information
Gross exposure	43.4	43.6
Middle East/ Africa/Turkey | Central governments
Risk information
Gross exposure	26.2	26.4
Middle East/ Africa/Turkey | Regional governments
Risk information
Gross exposure	0.9	1.1
Middle East/ Africa/Turkey | Corporates
Risk information
Gross exposure	16.3	16.1
Asia excl. Japan
Risk information
Gross exposure	4.8	5.0
Asia excl. Japan | Central governments
Risk information
Gross exposure	1.7	2.3
Asia excl. Japan | Multilateral development banks
Risk information
Gross exposure	0.6
Asia excl. Japan | Corporates
Risk information
Gross exposure	2.5	2.7
Japan
Risk information
Gross exposure	0.8	0.5
Japan | Central governments
Risk information
Gross exposure		0.5
Japan | Financial institutions
Risk information
Gross exposure	0.8	0.0
North America
Risk information
Gross exposure	58.5	66.8
North America | Multilateral development banks
Risk information
Gross exposure	0.6	1.0
North America | Financial institutions
Risk information
Gross exposure	1.7	1.4
North America | Corporates
Risk information
Gross exposure	56.2	64.4
Latin America
Risk information
Gross exposure	55.0	54.8
Latin America | Central governments
Risk information
Gross exposure	44.3	42.5
Latin America | Corporates
Risk information
Gross exposure	10.7	12.3
Sweden
Risk information
Gross exposure	177.9	165.5
Sweden | Central governments
Risk information
Gross exposure	13.9	10.0
Sweden | Regional governments
Risk information
Gross exposure	15.3	8.9
Sweden | Financial institutions
Risk information
Gross exposure	17.7	17.7
Sweden | Corporates
Risk information
Gross exposure	131.0	128.9
Sweden | Equity exposures
Risk information
Gross exposure	0.0
West European countries excl. Sweden
Risk information
Gross exposure	55.1	66.7
West European countries excl. Sweden | Central governments
Risk information
Gross exposure	4.7	17.1
West European countries excl. Sweden | Regional governments
Risk information
Gross exposure	1.5	1.3
West European countries excl. Sweden | Multilateral development banks
Risk information
Gross exposure	5.1	3.1
West European countries excl. Sweden | Public sector entity
Risk information
Gross exposure	1.0
West European countries excl. Sweden | Financial institutions
Risk information
Gross exposure	9.8	8.5
West European countries excl. Sweden | Corporates
Risk information
Gross exposure	33.0	36.7
Central-East European countries
Risk information
Gross exposure	25.0	10.3
Central-East European countries | Regional governments
Risk information
Gross exposure	0.1	0.1
Central-East European countries | Financial institutions
Risk information
Gross exposure	21.1	6.7
Central-East European countries | Corporates
Risk information
Gross exposure	kr 3.8	kr 3.5